Combined and Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net of bad debt allowance	$ 713,080	$ 0
Preferred stock, par value	$ 0.00001
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	1,091,569,209	1,091,569,209
Ordinary shares, shares outstanding	981,569,209	981,569,209
Employee Benefit Trust, par value	$ 0.00001	$ 0.00001
Employee Benefit Trust shares held	110,000,000	110,000,000
Series B Preferred shares
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, authorized	1,000,000,000	1,000,000,000
Preferred stock, issued	29,426,129	29,426,129
Preferred stock, outstanding	29,426,129	29,426,129
Series C-1 Preferred shares
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, authorized	1,000,000,000	1,000,000,000
Preferred stock, issued	24,711,296	24,711,296
Preferred stock, outstanding	24,711,296	24,711,296